Related Party Disclosures - Summary of Transactions Between Related Parties (Details) - Related Parties - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions
– revenue	£ 366	£ 370	£ 38
– purchases	(218)	(298)	(270)
– other net income	699	1,023	639
Amounts receivable at 31 December	40	270	190
Amounts payable at 31 December	£ (1)	£ (2)	£ (20)